Acquisitions - Additional Information (Detail) $ in Thousands					12 Months Ended
	Nov. 26, 2019 USD ($) Location shares	Aug. 01, 2019 USD ($) Location shares	Apr. 02, 2019 USD ($) Location shares	Aug. 23, 2018 USD ($) shares	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Proceeds from non-controlling interest for Business Acquisition					$ 17,000
N&S Supply of Fishkill, Inc
Business Acquisition [Line Items]
Number of locations in which the company operates | Location	7
Cash consideration	$ 12,000
Stock issued for acquisition | shares	22,435
Fair value of equity shares issued	$ 3,871
Goodwill and intangibles acquired	4,672
Intangible assets acquired	$ 1,540
Number of years goodwill is deductible for tax purposes	15 years
N&S Supply of Fishkill, Inc | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 770
Amortization period	18 years
N&S Supply of Fishkill, Inc | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 770
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		19
Purchase price less certain average revolving indebtedness		$ 85,000
Cash consideration		$ 10,000
Stock issued for acquisition | shares		372,543
Fair value of equity shares issued		$ 58,344
Proceeds from non-controlling interest for Business Acquisition		17,000
Goodwill and intangibles acquired		28,884
Intangible assets acquired		$ 19,000
Number of years goodwill is deductible for tax purposes		15 years
Peirce Phelps PPI [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 5,500
Amortization period		18 years
Peirce Phelps PPI [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 13,500
Dunphey Associates Supply Co [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location			7
Cash consideration			$ 16,758
Stock issued for acquisition | shares			50,952
Fair value of equity shares issued			$ 6,891
Goodwill and intangibles acquired			8,974
Intangible assets acquired			$ 5,300
Number of years goodwill is deductible for tax purposes			15 years
Dunphey Associates Supply Co [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 2,800
Amortization period			15 years
Dunphey Associates Supply Co [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 2,500
Alert Labs Inc
Business Acquisition [Line Items]
Cash consideration				$ 5,889
Adjustment related to previously held equity interest				171
Intangibles and goodwill acquired				15,403
Fair value of intangible assets				1,640
Alert Labs Inc | Patented And Unpatented Technology [Member]
Business Acquisition [Line Items]
Fair value of intangible assets				$ 1,600
Alert Labs Inc | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortization period				7 years
Fair value of intangible assets				$ 40
Stock consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Fair value of equity shares issued				$ 3,991
Stock issued for acquisition | shares				23,873
Contingent consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Stock issued for acquisition | shares				23,230
Contingent consideration				$ 3,026
Contingent consideration performance measurement period				3 years